Retirement Benefit Plans (Schedule of assumptions used to determine net periodic benefit cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Medical Plan [Member]
Discount rate	4.34%	5.20%	5.80%
Expected return on plan assets	7.00%	7.00%	7.00%
Expected rate of salary increases	3.00%	3.00%	4.50%
Future medical cost trend rate increases, percentage range minimum	5.00%	5.00%	5.00%
Future medical cost trend rate increases, percentage range maximum	8.00%	8.00%	8.00%
Retirement Plans [Member]
Discount rate	4.92%	5.65%	5.68%
Expected return on plan assets	5.75%	5.84%	6.20%
Expected rate of salary increases	3.34%	3.60%	3.62%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Future Pension Rate Increases	3.22%	3.49%	3.50%